Consolidated condensed statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Share Premium [Member]	Capital Reserves [Member]	Other Reserves [Member]	Accumulated Currency Translation Differences [Member]	Accumulated Deficit [Member]	Non-controlling Interests [Member]
Balance, beginning of period at Dec. 31, 2022	$ 1,789,047	$ 1,599,871	$ 11,606	$ 986,594	$ 814,951	$ 345,567	$ (161,307)	$ (397,540)	$ 189,176
Profit for the nine -month period after taxes	48,896	46,050	0	0	0	0	0	46,050	2,846
Change in fair value of cash flow hedges net of transfer to profit or loss statement	21,862	20,461	0	0	0	20,461	0	0	1,401
Currency translation differences	2,597	4,500	0	0	0	0	4,500	0	(1,903)
Tax effect	(8,474)	(8,546)	0	0	0	(8,546)	0	0	72
Other comprehensive income	15,985	16,415	0	0	0	11,915	4,500	0	(430)
Total comprehensive income for the period	64,881	62,465	0	0	0	11,915	4,500	46,050	2,416
Divestments	(2,817)	0	0	0	0	0	0	0	(2,817)
Reduction of share premium	0	0	0	(250,000)	250,000	0	0	0	0
Share-based compensation	1,948	1,948	10	0	0	0	0	1,938	0
Capital contribution	19,492	25	0	0	25	0	0	0	19,467
Distributions	(179,738)	(155,065)	0	0	(155,065)	0	0	0	(24,673)
Balance, end of period at Sep. 30, 2023	1,692,813	1,509,244	11,616	736,594	909,911	357,482	(156,807)	(349,552)	183,569
Balance, beginning of period at Dec. 31, 2023	1,588,809	1,423,477	11,616	736,594	858,220	308,002	(139,434)	(351,521)	165,332
Profit for the nine -month period after taxes	39,158	32,676	0	0	0	0	0	32,676	6,482
Change in fair value of cash flow hedges net of transfer to profit or loss statement	(13,361)	(10,905)	0	0	0	(10,905)	0	0	(2,456)
Currency translation differences	(1,766)	(3,400)	0	0	0	0	(3,400)	0	1,634
Tax effect	2,792	2,734	0	0	0	2,734	0	0	58
Other comprehensive income	(12,335)	(11,571)	0	0	0	(8,171)	(3,400)	0	(764)
Total comprehensive income for the period	26,823	21,105	0	0	0	(8,171)	(3,400)	32,676	5,718
Reduction of share premium	0	0	0	(200,000)	200,000	0	0	0	0
Share-based compensation	2,893	2,893	1	0	0	0	0	2,892	0
Capital contribution	1,200	0	0	0	0	0	0	0	1,200
Distributions	(174,934)	(155,077)	0	0	(155,077)	0	0	0	(19,857)
Balance, end of period at Sep. 30, 2024	$ 1,444,791	$ 1,292,398	$ 11,617	$ 536,594	$ 903,143	$ 299,831	$ (142,834)	$ (315,953)	$ 152,393